REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 123,037
Contract assets and contract liabilities
Contract assets, current	235,712	$ 261,752
Contract assets, non-current	9,582	8,333
Contract liabilities	$ 208,636	$ 182,995